Details of Significant Accounts - Share capital, movements in shares outstanding (Details) shares in Thousands	Jun. 30, 2025 shares
Details of Significant Accounts [Abstract]
Shares outstanding at beginning of period (in shares)	101,849
Shares outstanding at end of period (in shares)	101,849